Description of business (Details Textual) - USD ($) $ in Millions		1 Months Ended	6 Months Ended
	Aug. 12, 2014	Apr. 28, 2014	Jun. 30, 2015
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			100.00%
Co-venturer [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Limited Partners Capital Account, Units Issued	2,116,060
Hoegh LNG Holdings Ltd [Member] | Subordinated units [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued	13,156,060
Hoegh LNG Holdings Ltd [Member] | Partnership Interest [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of Partnership Interest	58.00%
Hoegh LNG Partners LP [Member] | Partnership Interest [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of Partnership Interest	58.00%
Hoegh LNG Partners Operating LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Hoegh LNG Services Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
PT Hoegh LNG Lampung [Member]
Condensed Financial Statements, Captions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			49.00%
SRV Joint Gas Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
SRV Joint Gas Two Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
IPO [Member]
Condensed Financial Statements, Captions [Line Items]
Exercise Of Option, Additional Common Units	1,440,000
Partners' Capital Account, Public Sale of Units Net of Offering Costs	$ 203.5
Percentage of Partnership Interest	42.00%
Limited Partners Capital Account, Units Issued	11,040,000
Subsidiaries [Member] | Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%